Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	000-33265
Entity Registrant Name	ADIA MED, INC.
Entity Central Index Key	0001160420
Entity Tax Identification Number	35-2829671
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4421 Gabriella Lane
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32792
City Area Code	(321)
Local Phone Number	231-2843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	ADIA Nutrition, Inc.